Government Series (Prospectus Summary) | Government Series
Government Series

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of Prime Series and Government Series (each, a “Fund” and collectively, the “Funds”), each an investment portfolio of PFM Funds (the “Trust”), and replaces the supplement to the Prospectus and Statement of Additional Information of the Funds dated May 16, 2014.

Effective July 1, 2014, the fees payable by each Fund to PFM Asset Management LLC, the investment adviser, administrator and transfer agent of the Funds (the “Adviser”), are as follows:

Summary of Fund Expenses
These are the fees and expenses you may pay when you buy and hold shares of each Fund, or class thereof.
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Annual Fund Operating Expenses		Government Series
Management Fees		0.09%
Distribution (12b-1) Fees		none
Other Expenses:		0.13%
Transfer Agent Fees		0.08%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.22%
[1]	Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by Government Series to help Government Series achieve a more competitive yield. Fees waived pursuant to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. For the calendar year ended December 31, 2013, the Adviser voluntarily waived $145,931 of the fees payable by Government Series, which reduced the total annual operating expenses of Government Series to 0.14% of its average net assets.

Expense Examples

These examples are intended to help you compare the cost of investing in the Funds, or respective classes thereof, with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses of Prime Series, including each class of its shares, and of Government Series remain the same as they were during the calendar year ended December 31, 2013. The information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government Series	23	71	124	281

Please retain this Supplement for future reference.